United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00179

Central Securities Corporation
(Exact name of registrant as specified in charter)
630 Fifth Avenue, Eighth Floor
New York, N.Y. 10111
(Address of principal executive offices)

Registrant’s telephone number including area code: 212-698-2020

Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

CENTRAL SECURITIES CORPORATION
Statement of Investments
September 30, 2010
(Unaudited)

COMMON STOCKS 99.4%

Shares		Value

	Banking and Finance 4.9%
675,000	The Bank of New York Mellon Corporation	$17,637,750
235,000	Home Federal Bancorp, Inc	2,859,950
100,000	JPMorgan Chase & Co	3,806,000
310,100	NewStar Financial, Inc. (a)	2,297,841

		26,601,541

	Commercial Services 0.7%
400,000	Heritage-Crystal Clean Inc. (a)	3,980,000

	Diversified Industrial 13.1%
750,000	Brady Corporation Class A	21,877,500
300,000	Carlisle Companies Inc	8,985,000
200,000	Dover Corporation	10,442,000
200,000	General Electric Company	3,250,000
100,000	Precision Castparts Corporation	12,735,000
220,000	Roper Industries, Inc	14,339,600

		71,629,100

	Energy 9.7%
100,000	Cenovus Energy Inc	2,877,000
200,000	Devon Energy Corporation	12,948,000
100,000	EnCana Corporation	3,023,000
2,000,000	GeoMet, Inc. (a)(b)	1,680,000
660,000	McMoRan Exploration Co. (a)	11,358,600
280,000	Murphy Oil Corporation	17,337,600
200,000	Nexen Inc	4,020,000

		53,244,200

	Health Care 3.0%
120,000	Abbott Laboratories	6,268,800
100,000	Johnson & Johnson	6,196,000
100,000	Medtronic, Inc	3,358,000
270,000	Vical Inc. (a)	602,100

		16,424,900

	Insurance 30.6%
70,000	The Plymouth Rock Company, Inc.
	Class A (b)(d)	168,000,000

	Retailing 1.5%
20,000	Aerogroup International, Inc. (a)(d)	455,000
230,000	Walgreen Co	7,705,000

		8,160,000

Shares		Value

	Semiconductor and Semiconductor Equipment 10.6%
684,900	Analog Devices, Inc	$21,492,162
896,800	CEVA, Inc. (a)	12,824,240
965,000	Intel Corporation	18,528,000
300,000	Maxim Integrated Products, Inc	5,553,000

		58,397,402

	Software and Services 5.1%
1,700,000	Convergys Corporation (a)	17,765,000
990,000	Xerox Corporation	10,246,500

		28,011,500

	Technology Hardware and Equipment 16.9%
920,000	Agilent Technologies, Inc. (a)	30,700,400
817,600	Coherent, Inc. (a)	32,712,176
630,000	Flextronics International Ltd. (a)	3,805,200
350,000	Motorola, Inc.(a)	2,985,500
1,190,000	RadiSys Corporation (a)	11,209,800
3,230,000	Sonus Networks, Inc. (a)	11,401,900

		92,814,976

	Telecommunication Services 2.6%
250,000	Arbinet Corporation (a)	1,832,500
200,000	AT&T Inc	5,720,000
280,000	Vodafone Group Plc	6,946,800

		14,499,300

	Miscellaneous 0.7%	3,616,800

	Total Common Stocks (cost $313,516,701)	545,379,719

	PREFERRED STOCKS 0.3%

	Energy 0.3%
202,722	GeoMet, Inc. Series A Convertible Redeemable Preferred Stock (b)(c)	1,907,614

	Total Preferred Stocks (cost $2,027,220)	1,907,614

	SHORT-TERM INVESTMENTS 0.2%

	Money Market Fund 0.2%
1,245,496	Fidelity Institutional Money Market Government Portfolio (cost $1,245,496)	1,245,496

	Total Investments (cost $316,789,417)(e)(99.9%)	548,532,829
	Cash, receivables and other assets
	less liabilities (0.1%)	288,610

	Net Assets (100%)	$548,821,439

(a)	Non-dividend paying.

(b)	Affiliate as defined in the Investment Company Act of 1940.

(c)	Valued based on Level 2 Inputs – See Note 2.

(d)	Valued based on Level 3 Inputs – See Note 2.

(e)	Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to statement of investments.

CENTRAL SECURITIES CORPORATION
NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation – Marketable securities are valued at the last or closing sale price or, if unavailable, at the closing bid price. Investments in money market funds are valued at net asset value per share. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of September 30, 2010, the tax cost of investments was $316,789,418. Net unrealized appreciation was $231,743,411 consisting of gross unrealized appreciation and gross unrealized depreciation of $278,077,860 and $46,334,449, respectively.

2. Fair Value Measurements – The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

  Level 1 – Quoted prices in active markets for identical investments;

  Level 2 – Other significant observable data obtained from independent sources, for example, quoted prices for similar investments, quoted prices for identical investments in markets that are not active, or the use of models or other valuation methodologies;

  Level 3 – Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. Investments categorized as Level 3 include securities in which there is little, if any, market activity. The Corporation’s Level 3 investments consist of The Plymouth Rock Company, Inc. and Aerogroup International, Inc.

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

The Corporation’s investments as of September 30, 2010 are classified as shown below. All investments are classified as Level 1 except as those indicated in the Statement of Investments as Level 2 or Level 3.

Valuation Inputs	Investments in Securities

Level 1	$378,170,215
Level 2	1,907,614
Level 3	168,455,000

$548,532,829

There were no significant transfers of investments between Levels 1, 2, or 3 during the nine months ended September 30, 2010. The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

Balance at December 31, 2009	$154,324,886
Net realized gains and change in unrealized
appreciation in investments included in net
increase in net assets from operations	14,329,199
Sales	(199,085)

Balance at September 30, 2010	$168,455,000

The change in unrealized appreciation of Level 3 investments held at September 30, 2010 included in the above table was $14,229,000. The Corporation’s Level 3 investments are valued by the Board of Directors. These valuations are primarily based on comparable company valuation analysis, a discounted future cash flow model and/or a review of independent appraisals. Consideration is also given to corporate governance, marketability, recent private transactions, company and industry outlooks and general market conditions. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

3. Restricted Securities - The Corporation from time to time invests in securities the resale of which is restricted. The Corporation does not have the right to demand registration of the restricted securities. On September 30, 2010, such investments had an aggregate value of $168,455,000, which was equal to 30.7% of the Corporation’s net assets. Investments in restricted securities at September 30, 2010, including acquisition dates and cost, were:

Company	Shares	Security	Date Acquired	Cost

AeroGroup International, Inc.	20,000	Common Stock	6/14/05	$ 11,965
The Plymouth Rock Company, Inc.	60,000	Class A Common Stock	12/15/82	1,500,000
The Plymouth Rock Company, Inc.	10,000	Class A Common Stock	6/9/84	699,986

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By:	/s/	Wilmot H. Kidd

President

Date: November 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Wilmot H. Kidd

President

Date: November 2, 2010

By:	/s/	Lawrence P. Vogel

Vice President and Treasurer

Date: November 2, 2010